ACCRUED LIABILITIES AND OTHER PAYABLES (Details Narrative) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current accrued expenses and other current liabilities	¥ 799,000	¥ 22,381,000
Deposits received from distributors		¥ 16,200,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Deposits received from distributors	400,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Deposits received from distributors	1,000,000
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Current accrued expenses and other current liabilities	¥ 19,197,000